Subsequent Event - Additional Information (Detail) - Subsequent Event - Dividend Declared	Jun. 08, 2016 $ / shares
Subsequent Event [Line Items]
Dividends payable, amount per share	$ 0.15
Dividends payable, date to be paid	Jul. 29, 2016